Derivative Financial Instruments (Details 4) - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015
Commodity contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gross contract notional amount	$ 545.7	$ 640.6
Foreign currency exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gross contract notional amount	$ 212.5	$ 136.4